Acquisitions (Schedule Of Business Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 10, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Identifiable liabilities:
Beginning balance		$ 71,401	$ 71,401	$ 62,988
Gross carrying amount		8,387	8,387
Community Bank [Member]
Consideration:
Cash	12,738
Common stock	27,783
Warrant issued	725
Purchase price	41,246
Identifiable assets:
Cash and cash equivalents	8,888
Investment securities	17,659
Loans	372,169
Bank owned life insurance	6,935
Premises and equipment	8,950
Deferred tax asset, net	15,228
Other assets	7,989
Total identifiable assets	437,818
Identifiable liabilities:
Deposits	383,070
Other liabilities	24,484
Total identifiable liabilities	407,554
Net identifiable assets	30,264
Beginning balance	8,271
Gross carrying amount	$ 2,711